Supplementary Financial Information (Schedule of Prepayment and Other Current Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Information [Abstract]
Insurance prepayments	$ 39	$ 9
Local franchise tax prepayments	79	78
Other	15	14
Prepayments and other current assets	$ 133	$ 101	$ 109